Merger Agreement and Reverse Recapitalization	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Merger Agreement And Reverse Recapitalization
Merger Agreement and Reverse Recapitalization

Note 2 – Merger Agreement and Reverse Recapitalization

As discussed in Note 1, on October 25, 2022, the Company (formerly known as Mana) and Legacy Cardio entered into the Merger Agreement, which has been accounted for as a reverse recapitalization in accordance with GAAP. Pursuant to the Merger Agreement, the Company acquired cash of $4,021 and assumed liabilities of $928,500 from Mana. The liabilities assumed of $928,500 were payable to two investment bankers and due on October 25, 2023. The assumed liabilities decreased to $854,475, after net of an early payment discount of $74,025 issued by one of the two investment bankers on March 22, 2023. On March 27, 2023, the Company accepted the early payment discount and paid Ladenburg the net balance due and payable of $419,475. On October 24, 2023, the Company paid the remaining post-merger liabilities balance of $435,000 to Benchmark.

Mana’s common stock had a redemption right in connection with the business combination. Mana’s stockholders exercised their right to redeem 6,465,452 shares of common stock, which constituted approximately 99.5% of the shares with redemption rights, for cash at a redemption price of approximately $10.10 per share, for an aggregate redemption amount of $65,310,892. In accounting for the reverse recapitalization, the Company’s legacy issued and outstanding 1,976,749 shares of common stock were reversed and the Mana shares of common stock totaling 9,514,743 were recorded, as described in Note 10. Transactions costs incurred in connection with the recapitalization totaled $1,535,035 and were recorded as a reduction to additional paid in capital.

As additional consideration for the transaction, Cardio may issue to each holder who was entitled to merger consideration at the Closing, its pro rata proportion of up to 1,000,000 shares of our authorized but unissued common stock (the “Earnout Shares” or “Contingently Issuable Common Stock”), if on or prior to the fourth anniversary of the Closing Date (the “Earnout Period”), the VWAP of the Company’s Common Stock equals or exceeds four different price triggers for 30 of any 40 consecutive trading days, as follows: (i) one-quarter of the Earnout Shares will be issued if the VWAP equals or exceeds $12.50 per share for the stated period; (ii) one-quarter of the Earnout Shares will be issued if the VWAP equals or exceeds $15.00 per share for the stated period; (iii) one-quarter of the Earnout Shares will be issued if the VWAP equals or exceeds $17.50 for the stated period; and (iv) one-quarter of the Earnout Shares will be issued if the VWAP equals or exceeds $20.00 for the stated period.

In evaluating the accounting treatment for the earnout, we have concluded that the earnout is not a liability under Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity, is not subject to the accounting guidance under ASC 718, Compensation—Stock Compensation, and is not subject to derivative accounting under ASC 815, Derivative and Hedging. As such, the earnout is recognized in equity at fair value upon the closing of the Business Combination. As of the date of filing of this Quarterly Report on Form 10-Q, the Company’s common stock did not trade at equal to or greater than $12.50 for a period of at least 30 trading days out of 40 consecutive trading days and the Company has not issued any Earnout Shares.

Note 2 – Merger Agreement and Reverse Recapitalization

As discussed in Note 1, on October 25, 2022, the Company (formerly known as Mana) and Legacy Cardio entered into the Merger Agreement, which has been accounted for as a reverse recapitalization in accordance with GAAP. Pursuant to the Merger Agreement, the Company acquired cash of $4,021 and assumed liabilities of $928,500 from Mana. The liabilities assumed of $928,500 are payable to two investment bankers and due on October 25, 2023. The assumed liabilities decreased to $854,475, after net of an early payment discount of $74,025 issued by one of the two investment bankers on March 22, 2023. On March 27, 2023, the Company accepted the early payment discount and paid Ladenburg the net balance due and payable of $419,475. On October 24, 2023, the Company paid the remaining post-merger liabilities balance of $435,000 to Benchmark.

Mana’s common stock had a redemption right in connection with the business combination. Mana’s stockholders exercised their right to redeem 6,465,452 shares of common stock, which constituted approximately 99.5% of the shares with redemption rights, for cash at a redemption price of approximately $10.10 per share, for an aggregate redemption amount of $65,310,892. In accounting for the reverse recapitalization, the Company’s legacy issued and outstanding 1,976,749 shares of common stock were reversed and the Mana shares of common stock totaling 9,514,743 were recorded, as described in Note 10. Transactions costs incurred in connection with the recapitalization totaled $1,535,035 and were recorded as a reduction to additional paid in capital.

As additional consideration for the transaction, Cardio will issue to each holder who was entitled to merger consideration at the Closing, its pro rata proportion of up to 1,000,000 shares of our authorized but unissued common stock (the “Earnout Shares” or “Contingently Issuable Common Stock”), if on or prior to the fourth anniversary of the Closing Date (the “Earnout Period”), the VWAP of the Company’s Common Stock equals or exceeds four different price triggers for 30 of any 40 consecutive trading days, as follows: (i) one-quarter of the Earnout Shares will be issued if the VWAP equals or exceeds $12.50 per share for the stated period; (ii) one-quarter of the Earnout Shares will be issued if the VWAP equals or exceeds $15.00 per share for the stated period; (iii) one-quarter of the Earnout Shares will be issued if the VWAP equals or exceeds $17.50 for the stated period; and (iv) one-quarter of the Earnout Shares will be issued if the VWAP equals or exceeds $20.00 for the stated period.

In evaluating the accounting treatment for the earnout, we have concluded that the earnout is not a liability under Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity, is not subject to the accounting guidance under ASC 718, Compensation—Stock Compensation, and is not subject to derivative accounting under ASC 815, Derivative and Hedging. As such, the earnout is recognized in equity at fair value upon the closing of the Business Combination. As of the date of filing of this Annual Report on Form 10-K, the Company’s common stock did not trade at equal to or greater than $12.50 for a period of at least 30 trading days out of 40 consecutive trading days and the Company has not issued any Earnout Shares.